Deposits - Additional Information (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Deposits [Line Items]
Brokered deposits	$ 19,400,000
Time deposits minimum denomination	100,000	$ 100,000
Aggregate amount of time deposits	71,500,000	$ 12,300,000
Maximum limit of deposits insured by FDIC	250,000
Reciprocal Brokered Deposits [Member]
Schedule Of Deposits [Line Items]
Brokered deposits	$ 8,300,000